Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE
29	OPERATING LEASE

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Short-term leases	237,205	257,243	232,081	50,570

The Group has elected not to recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.